Commitments and Contingencies - Schedule of Estimated Annual Minimum Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 5,396
2022	5,257
2023	5,098
2024	3,925
2025	2,370
Thereafter	0
Total	$ 22,046